UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: March 31, 2011 through August 31, 2011 for JPMorgan Diversified Real Return Fund and June 1, 2011 through August 31, 2011 for JPMorgan Floating Rate Income Fund

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

J.P. Morgan Funds

August 31, 2011

JPMorgan Diversified Real Return Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

September 23, 2011 (Unaudited)

Dear Shareholder:

Earlier this year, investors responded warmly to encouraging signs that the U.S. economic expansion was on track. At the current juncture, however, the road to expansion appears to have been met by a new set of significant challenges and risks.

As we enter the last quarter of 2011, concerns about softening economic data and the deteriorating debt situation in Europe continue to persist. Although we are encouraged that corporate earnings and industrial production have continued to grow, the markets suggest that investors still lack confidence in both the U.S. and Europe’s ability to address their respective economic and debt issues.

“At the current juncture, however, the road to expansion appears to have been met by a new set of significant challenges and risks.”

Investors flee stocks as global growth concerns mount

Concerns about the U.S. debt ceiling crisis, the credit downgrade of U.S.-issued debt, softer economic data and contagion from the European debt crisis triggered heightened volatility and a significant market downturn. In early August, all three major U.S. stock indices experienced their worst one-day performance since December 1, 2008, while the S&P 500 Index posted its worst weekly decline since March 2009 and fell 5.4% in the month of August. As of the end of the five-month reporting period ended August 31, 2011, the S&P 500 Index was at a level of 1,219, a decrease of 7.3% from five months earlier.

U.S. Treasuries rally as growth concerns fuel equity sell-off

Despite historically low yields and a credit downgrade, investors continue to invest in U.S. Treasury securities, as concerns about global economic growth and the Euro zone’s debt problems fueled a heavy rotation out of stocks and into U.S. Treasury securities. At one point, 10-year Treasury yields dipped below 2%, its lowest level since 1950. The yield on the 10-year U.S. Treasury declined from 3.5% to 2.2% as of the end of the five-month reporting period ended August 31, 2011, while the yield on the 2-year Treasury dipped from 0.8% to 0.2%. Meanwhile, the yield on the 30-year U.S. Treasury bond also fell from 4.5% to 3.6% as of the end of the same period.

The European debt crisis — how deep?

The seemingly interminable European sovereign debt crisis continues to impact global markets. Both European governments and the European Central Bank (ECB) have made attempts to calm financial markets with low-interest loans to Greece and limited ECB purchases of sovereign debt. However, many investors remain skeptical about the rescue attempts and concerns about the crisis persist and will likely continue to contribute to market volatility.

As always, we encourage investors to be mindful of the impact of continued market uncertainty and unexpected risks on the economy by taking a balanced and diversified approach to investing.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Management Americas

J.P. Morgan Asset Management

AUGUST 31, 2011	J.P. MORGAN FUNDS	1

JPMorgan Diversified Real Return Fund

FUND COMMENTARY

FOR THE PERIOD MARCH 31, 2011 (FUND INCEPTION DATE) THROUGH AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.37%
Barclays Capital 1-10 Year U.S. TIPS Index	5.43%

Net Assets as of 8/31/2011	$1,737,412

INVESTMENT OBJECTIVE**

The JPMorgan Diversified Real Return Fund (the “Fund”) seeks to maximize long-term real return.

HOW DID THE MARKET PERFORM?

Uncertainty surrounding global economic growth began to dampen investors’ appetite for risk in April 2011. This negative mood among investors worsened as the market seemed to lack confidence in the ability of European governments to combat the region’s debt crisis, stoking fear about economic contagion. Concerns about the credit downgrade of U.S.-issued debt exacerbated this negative sentiment among investors and U.S. stocks, as measured by the S&P 500 Index, posted a negative return for the reporting period.

Despite the credit downgrade, investors still sought safety in U.S. Treasuries, helping trigger a sharp decline in interest rates for 2-, 5-, 10-, 15- and 30-year U.S. Treasury securities. Prices for these securities were higher and yields declined. Inflation, as measured by the Consumer Price Index for All Urban Consumers, ended the reporting period slightly higher even as the price of oil declined due to concerns about slowing economic growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

In an effort to lower the Fund’s volatility, the Fund, through its investments in other funds, invested in a broad range of asset classes, including inflation protected fixed income securities, real estate securities, commodities, U.S. Treasury Inflation Protected Securities (“TIPS”), cash alternatives, global infrastructure equities and natural resources equities.

This broad exposure helped the Fund generate a positive absolute return in a volatile market environment where investors’ declining appetite for risk caused equities to decline. However, for the period March 31, 2011 through August 2011, the Fund underperformed the Barclays Capital 1-10 Year U.S. TIPS Index. The index is comprised solely of TIPS, which benefited as investors sought safety in U.S. Treasury securities. The Fund’s allocation to TIPS was among the largest contributors to its absolute return, while the Fund’s investments in global infrastructure equities and natural resources equities detracted from its absolute return.

To implement its long-term strategic asset allocation, the Fund invested in an underlying exchange traded fund (ETF) and J.P. Morgan funds. The Fund’s portfolio managers used a rigorous, systematic screening and selection process to choose the underlying funds in their construction of the Fund. Among these underlying funds, the JPMorgan Global Natural Resources Fund underperformed its respective benchmark by the widest margin, while the Highbridge Dynamic Commodities Strategy Fund outperformed its respective benchmark by the widest margin.

HOW WAS THE FUND POSITIONED?

The Fund targeted a long-term strategic asset allocation, consisting of the following weights: 20% in TIPS; 40% in other inflation protected fixed income securities; 10% in real estate securities; 10% in commodities; 10% in natural resources equities; 5% in infrastructure equities and 5% in cash alternatives, such as money market funds. The Fund employed a momentum-based rebalancing strategy, realigning the weightings of the underlying funds and asset classes as needed based on the Fund’s portfolio managers’ view of the inflationary cycle and market outlook. As of the end of the reporting period, the Fund had slightly more exposure to real estate securities and slightly less exposure to cash alternatives relative to its long-term strategic asset allocation weightings.

PORTFOLIO COMPOSITION BY ASSET CLASS***
Fixed Income	59.2%
Alternative Assets	21.3
International Equity	15.0
Money Market	4.5

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

2	J.P. MORGAN FUNDS	AUGUST 31, 2011

TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	SINCE INCEPTION***
CLASS A SHARES	3/31/11
Without Sales Charge		1.21%
With Sales Charge*		(3.36)
CLASS C SHARES	3/31/11
Without CDSC		1.06
With CDSC**		0.06
CLASS R2 SHARES	3/31/11	1.12
CLASS R5 SHARES	3/31/11	1.39
SELECT CLASS SHARES	3/31/11	1.37

*	Sales Charge for Class A Shares is 4.50%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the period.
***	Not annualized.

LIFE OF FUND PERFORMANCE (3/31/2011 — 8/31/2011)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2011.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Diversified Real Return Fund, the Barclays Capital 1-10 Year U.S. TIPS Index, the Consumer Price Index (CPI) for All Urban Consumers-Seasonally Adjusted and the Lipper Flexible Portfolio Funds Index from March 31, 2011 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any. The performance of the Barclays Capital 1-10 Year U.S. TIPS Index and the Consumer Price Index for All Urban Consumers-Seasonally Adjusted does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Flexible Portfolio Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital 1-10 Year U.S. TIPS Index represents the performance of intermediate (1-10 year) U.S. Treasury Inflation Protection

Securities. The Consumer Price Index for All Urban Consumers-Seasonally Adjusted of the Bureau of Labor Statistics (BLS) is a measure of the change in prices of goods and services purchased by urban consumers. Seasonal adjustment removes the effects of recurring seasonal influences from many economic series, including consumer prices. The adjustment process quantifies seasonal patterns and then factors them out of the series to permit analysis of non-seasonal price movements. Changing climactic conditions, production cycles, model changeovers, holidays, and sales can cause seasonal variation in prices. The Lipper Flexible Portfolio Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an Index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011	J.P. MORGAN FUNDS	3

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011

SHARES	SECURITY DESCRIPTION	VALUE($)

Investment Companies — 102.8%
	Alternative Assets — 21.8%
8,494	Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares (b)	177,527
20,266	JPMorgan Realty Income Fund, Class R5 Shares (b)	202,053

	Total Alternative Assets	379,580

	Fixed Income — 60.9%
67,624	JPMorgan Inflation Managed Bond Fund, Class R6 (b)	716,814
32,997	JPMorgan Real Return Fund, Institutional Class Shares (b)	340,197

	Total Fixed Income	1,057,011

	International Equity — 15.5%
2,443	iShares S&P Global Infrastructure Index Fund	83,111
12,670	JPMorgan Global Natural Resources Fund, Class R5 Shares (a) (b)	185,612

	Total International Equity	268,723

	Money Market — 4.6%
80,151	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m)	80,151

	Total Investments — 102.8% (Cost $1,777,694)	1,785,465
	Liabilities in Excess of Other Assets — (2.8)%	(48,053)

	NET ASSETS — 100.0%	$1,737,412

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	— Non-income producing security
(b)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	— The rate shown is the current yield as of August 31, 2011.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The financial statements of the underlying funds in which the Fund invests should be read in conjunction with the Fund’s financial statements.

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN FUNDS	AUGUST 31, 2011

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2011	J.P. MORGAN FUNDS	5

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2011

JPMorgan Diversified Real Return Fund
ASSETS:
Investments in non-affiliates, at value	$83,111
Investments in affiliates, at value	1,702,354

Total investment securities, at value	1,785,465
Receivables:
Fund shares sold	23,834
Dividends from affiliates	1,290

Total Assets	1,810,589

LIABILITIES:
Payables:
Investment securities purchased	1,283
Accrued liabilities:
Shareholder servicing fees	149
Distribution fees	232
Custodian and accounting fees	9,155
Trustees’ and Chief Compliance Officer’s fees	2
Audit fees	51,796
Printing & Postage fees	6,034
Other	4,526

Total Liabilities	73,177

Net Assets	$1,737,412

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN FUNDS	AUGUST 31, 2011

JPMorgan Diversified Real Return Fund
NET ASSETS:
Paid in capital	$1,727,430
Accumulated undistributed (distributions in excess of) net investment income	6,110
Accumulated net realized gains (losses)	(3,899)
Net unrealized appreciation (depreciation)	7,771

Total Net Assets	$1,737,412

Net Assets:
Class A	$189,874
Class C	338,775
Class R2	50,563
Class R5	60,354
Select Class	1,097,846

Total	$1,737,412

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	12,541
Class C	22,398
Class R2	3,339
Class R5	3,981
Select Class	72,435

Net asset value:
Class A — Redemption price per share	$15.14
Class C — Offering price per share (a)	15.13
Class R2 — Offering and redemption price per share	15.14
Class R5 — Offering and redemption price per share	15.16
Select Class — Offering and redemption price per share	15.16
Class A maximum sales charge	4.50%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$15.85

Cost of investments in non-affiliates	$88,512
Cost of investments in affiliates	1,689,182

(a)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN FUNDS	7

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED AUGUST 31, 2011

JPMorgan Diversified Real Return Fund (a)
INVESTMENT INCOME:
Dividend income from affiliates	$12,022

Total investment income	12,022

EXPENSES:
Investment advisory fees	542
Administration fees	494
Distribution fees:
Class A	119
Class C	566
Class R2	106
Shareholder servicing fees:
Class A	119
Class C	189
Class R2	53
Class R5	11
Select Class	940
Custodian and accounting fees	9,155
Professional fees	83,212
Trustees’ and Chief Compliance Officer’s fees	5
Printing and mailing costs	13,680
Registration and filing fees	80,029
Transfer agent fees	3,509
Other	4,946

Total expenses	197,675

Less amounts waived	(1,828)
Less expense reimbursements	(193,138)

Net expenses	2,709

Net investment income (loss)	9,313

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in affiliates	(3,899)
Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(5,401)
Investments in affiliates	13,172

Change in net unrealized appreciation (depreciation)	7,771

Net realized/unrealized gains (losses)	3,872

Change in net assets resulting from operations	$13,185

(a)	Commencement of operations was March 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN FUNDS	AUGUST 31, 2011

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD INDICATED

JPMorgan Diversified Real Return Fund
Period Ended 8/31/2011 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$9,313
Net realized gain (loss)	(3,899)
Change in net unrealized appreciation (depreciation)	7,771

Change in net assets resulting from operations	13,185

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(397)
Class C
From net investment income	(341)
Class R2
From net investment income	(92)
Class R5
From net investment income	(159)
Select Class
From net investment income	(2,491)

Total distributions to shareholders	(3,480)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	1,727,707

NET ASSETS:
Change in net assets	1,737,412
Beginning of period	—

End of period	$1,737,412

Accumulated undistributed (distributions in excess of) net investment income	$6,110

(a)	Commencement of operations was March 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN FUNDS	9

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD INDICATED (continued)

JPMorgan Diversified Real Return Fund
Period Ended 8/31/2011 (a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$206,188
Dividends and distributions reinvested	397
Cost of shares redeemed	(16,545)

Change in net assets from Class A capital transactions	$190,040

Class C
Proceeds from shares issued	$343,170
Dividends and distributions reinvested	341
Cost of shares redeemed	(4,200)

Change in net assets from Class C capital transactions	$339,311

Class R2
Proceeds from shares issued	$50,000
Dividends and distributions reinvested	92

Change in net assets from Class R2 capital transactions	$50,092

Class R5
Proceeds from shares issued	$59,765
Dividends and distributions reinvested	159

Change in net assets from Class R5 capital transactions	$59,924

Select Class
Proceeds from shares issued	$1,087,766
Dividends and distributions reinvested	2,491
Cost of shares redeemed	(1,917)

Change in net assets from Select Class capital transactions	$1,088,340

Total change in net assets from capital transactions	$1,727,707

(a)	Commencement of operations was March 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN FUNDS	AUGUST 31, 2011

JPMorgan Diversified Real Return Fund
Period Ended 8/31/2011 (a)
SHARE TRANSACTIONS:
Class A
Issued	13,629
Reinvested	27
Redeemed	(1,115)

Change in Class A Shares	12,541

Class C
Issued	22,655
Reinvested	23
Redeemed	(280)

Change in Class C Shares	22,398

Class R2
Issued	3,333
Reinvested	6

Change in Class R2 Shares	3,339

Class R5
Issued	3,971
Reinvested	10

Change in Class R5 Shares	3,981

Select Class
Issued	72,394
Reinvested	166
Redeemed	(125)

Change in Select Class Shares	72,435

(a)	Commencement of operations was March 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN FUNDS	11

FINANCIAL HIGHLIGHTS

FOR THE PERIOD INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (h)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Diversified Real Return Fund
Class A
March 31, 2011 (g) through August 31, 2011	$15.00	$0.10	$0.08	$0.18	$(0.04)

Class C
March 31, 2011 (g) through August 31, 2011	15.00	0.08	0.08	0.16	(0.03)

Class R2
March 31, 2011 (g) through August 31, 2011	15.00	0.09	0.08	0.17	(0.03)

Class R5
March 31, 2011 (g) through August 31, 2011	15.00	0.12	0.09	0.21	(0.05)

Select Class
March 31, 2011 (g) through August 31, 2011	15.00	0.12	0.08	0.20	(0.04)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Represents only expenses of the Fund, not the Underlying Funds.
(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(g)	Commencement of operations.
(h)	Calculated based upon average shares outstanding.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended August 31, 2011.
(j)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)(e)(i)(j)	Net investment income (loss) (f)(i)	Expenses without waivers, reimbursements and earnings credits (e)(i)(j)	Portfolio turnover rate (b)

$15.14	1.21%	$190	0.61%	1.64%	31.73%	13%

15.13	1.06	339	1.11	1.28	30.38	13

15.14	1.12	51	0.86	1.37	33.56	13

15.16	1.39	60	0.26	1.93	32.71	13

15.16	1.37	1,098	0.36	1.82	32.78	13

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN FUNDS	13

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Diversified Real Return Fund	Class A, Class C, Class R2, Class R5 and Select Class	Diversified

The Fund commenced operations on March 31, 2011.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Class R2, Class R5 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at such investment company’s current day closing net asset value per share.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,785,465	$—	$—	$1,785,465

(a)	Portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended August 31, 2011.

B. Transactions with Affiliates — The Fund invests in certain Underlying Funds which are advised by J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) or its affiliates pursuant to Section 12(d)(1)(G) of the 1940 Act. An issuer which is under common control with a Fund may be considered to be an affiliate. For the purposes of the report, the Fund assumes the following to be affiliated issuers:

	For the period ended August 31, 2011
Affiliate	Value at March 31, 2011*	Purchase Cost	Sales Proceeds	Realized Gain/Loss	Dividend Income	Shares at August 31, 2011	Value at August 31, 2011
Diversified Real Return Fund
Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares	$—	$180,411	$7,000	$(106)	$—	8,494	$177,527
JPMorgan Global Natural Resources Fund, Class R5 Shares	—	273,459	72,500	(3,572)	—	12,670	185,612
JPMorgan Inflation Managed Bond Fund, Class R6 Shares	—	739,232	30,000	36	4,734	67,624	716,814
JPMorgan Prime Money Market Fund, Institutional Class Shares	—	1,947,574	1,867,423	—	22	80,151	80,151
JPMorgan Real Return Fund, Institutional Class Shares	—	366,380	40,545	202	6,499	32,997	340,197
JPMorgan Realty Income Fund, Class R5 Shares	—	211,493	8,000	(459)	767	20,266	202,053

Total	$—			$(3,899)	$12,022		$1,702,354

*	Inception of Fund.

14	J.P. MORGAN FUNDS	AUGUST 31, 2011

C. Offering and Organization Costs — Offering costs (Registration and filing fees) paid in connection with the offering of shares of the Fund are amortized up to 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund were recorded as an expense at the time it commenced operations and are included as part of Professional fees on the Statement of Operations.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, and distributions of realized gains from the Underlying Funds are recorded on the ex-dividend date or when the Fund first learns of the dividend.

E. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to the Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

The Fund invests in other J.P. Morgan Funds and, as a result, bears a portion of the expenses incurred by the Underlying Funds. These expenses are not reflected in the expenses shown in the Statement of Operations and are not included in the ratio to average net assets shown in the Financial Highlights.

Certain expenses of affiliated Underlying Funds are waived as described in Note 3.F.

F. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Fund’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

G. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid quarterly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts:

Paid-in Capital	Accumulated Undistributed/ (Overdistributed) Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments
$(277)	$277	$—

The reclassifications for the Fund relate primarily to non-deductible distribution fees.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Advisor acts as the investment advisor to the Fund. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Fund’s average daily net assets at an annual fee rate of 0.10%.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the Fund’s average daily net assets on the first $500 million in Fund assets; 0.075% of the Fund’s average daily net assets between $500 million and $1 billion and 0.05% of the Fund’s average daily net assets in excess of $1 billion. For the period ended August 31, 2011, the annualized effective rate was 0.10% of the Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

AUGUST 31, 2011	J.P. MORGAN FUNDS	15

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (continued)

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C	Class R2
0.25%	0.75%	0.50%

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the period ended August 31, 2011, the Distributor retained the following amounts:

Front-End Sales Charge	CDSC
$444	$—

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Select Class
0.25%	0.25%	0.25%	0.05%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder servicing fees as outlined in Note 3.F.

The shares of the Underlying Funds in which the Fund invests may impose a separate shareholder service fee. The shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the Underlying Funds up to 0.25% for Class A, Class C, Class R2 and Select Class Shares and up to 0.05% for Class R5 Shares.

E. Custodian and Accounting Fees — JPMorgan Chase Bank N.A. (“JPMCB”), an affiliate of the Fund, provides portfolio custody and accounting services for the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Select Class
0.61%	1.11%	0.86%	0.26%	0.36%

The contractual expense limitation agreement was in effect for the period ended August 31, 2011. The contractual expense limitation percentages in the table above are in place until at least March 31, 2012.

For the period ended August 31, 2011, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expects the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$542	$494	$792	$1,828	$193,138

Additionally, the Fund may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver and/or reimbursement is voluntary.

16	J.P. MORGAN FUNDS	AUGUST 31, 2011

There were no waivers resulting from investments in the money market funds for the period ended August 31, 2011.

The shares of the Underlying Funds in which the Fund invests may impose a separate advisory and a shareholder servicing fee. The Fund’s Distributor has voluntarily agreed to waive the Fund’s fees in the weighted average pro-rata amount of the shareholder servicing fees charged by the Underlying Funds. These voluntary waivers will be in addition to any waivers required to meet the Fund’s contractual expense limitations, but will not exceed the Fund’s shareholder servicing fee up to 0.25% of Class A, Class C, Class R2 and Select Class Shares and up to 0.05% of Class R5 Shares.

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

The Fund may use related party broker/dealers. For the period ended August 31, 2011, the Fund did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

The SEC has granted an exemptive order permitting the Fund to invest in certain financial instruments in addition to Underlying Funds and securities.

4. Investment Transactions

During the period ended August 31, 2011, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$1,859,488	$158,045

During the period ended August 31, 2011, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2011, were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,781,878	$23,550	$19,963	$3,587

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

The tax character of distributions paid during the period ended August 31, 2011 was as follows:

Total Distributions Paid From:
Ordinary Income	Total Distributions Paid
$3,480	$3,480

At August 31, 2011, the components of net assets (excluding paid in capital) on a tax basis were as follows:

Current Distributable Ordinary Income	Current Distributable Long Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$6,396	$—	$3,587

The cumulative timing differences primarily consist of trustee deferred compensation and wash sale loss deferrals.

Net capital losses recognized by the Fund may get carried forward indefinitely, and retain their character as short-term and/or long term losses.

AUGUST 31, 2011	J.P. MORGAN FUNDS	17

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (continued)

6. Borrowings

The Fund relies upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because it is an investment company in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2011 or at any time during the period then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Because of the Fund’s investments in Underlying Funds, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As a result, the cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Fund is also subject to certain risks related to Underlying Funds’ investments in securities and financial instruments such as fixed income securities including high yield, asset-backed and mortgage-related securities; equity securities; foreign and emerging markets securities; and real estate securities. These securities are subject to risks specific to their structure, sector or market.

In addition, the Underlying Funds may use derivative instruments in connection with their individual investment strategies including futures, foreign forward currency contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in securities.

Specific risks and concentrations present in the affiliated Underlying Funds are disclosed within their individual financial statements and registration statements, as appropriate.

The Advisor owns a significant portion of the outstanding shares of the Fund. Significant shareholder transactions, if any, may impact the Fund’s performance.

18	J.P. MORGAN FUNDS	AUGUST 31, 2011

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of JPMorgan Trust I and Shareholders of JPMorgan Diversified Real Return Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Diversified Real Return Fund (a separate fund of JPMorgan Trust I) (hereafter referred to as the “Fund”) at August 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for the period March 31, 2011 (commencement of operations) through August 31, 2011, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2011 by correspondence with the transfer agent and custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

October 28, 2011

AUGUST 31, 2011	J.P. MORGAN FUNDS	19

TRUSTEES

(Unaudited)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000-2001); Vice President and Treasurer, Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).	155	None.

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	155	Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present).

Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor, City University of New York (1999-present); President, Adelphi University (New York) (1998-1999).	155	Director, New Plan Excel (NXL) (1999-2005); Director, National Financial Partners (NFP) (2003-2005); Director, Bronx-Lebanon Hospital Center; Director, United Way of New York City (2002-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	155	None.

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	155	Director, Center for Communication, Hearing, and Deafness (1990-present).

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	155	Trustee, Carleton College (2003-present).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	155	Director, Radio Shack Corp. (1987-2008); Trustee, Stratton Mountain School (2001-present).

Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	155	Trustee, American University in Cairo (1999-present); Trustee, Carleton College (2002-2010).

Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage J.P. Morgan Funds since 1987.	Chairman, Joe Pietryka, Inc. (formerly Lumelite Corporation) (plastics manufacturing) (2003-present); Chairman and Chief Executive Officer, Lumelite Corporation (1985-2002).	155	Trustee, Morgan Stanley Funds (105 portfolios) (1992-present).

20	J.P. MORGAN FUNDS	AUGUST 31, 2011

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Advisor, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	155	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Orchestra Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	155	None.
Interested Trustees

Frankie D. Hughes** (1952), Trustee of Trust since 2008.	Principal and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-present).	155	Trustee, The Victory Portfolios (2000-2008).

Leonard M. Spalding, Jr.*** (1935); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989-1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990-1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990-1998).	155	Director, Glenview Trust Company, LLC (2001-present); Trustee, St. Catharine College (1998-present); Trustee, Bellarmine University (2000-present); Director, Springfield-Washington County Economic Development Authority (1997-present); Trustee, Catholic Education Foundation
			(2005-present).

(1)	Each Trustee serves for an indefinite term, subject to the Trust’s current retirement policy, which is age 75 for all Trustees, except that the Board has determined Messrs. Reid and Spalding should continue to serve until December 31, 2012.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (155 funds).

*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Funds’ investment advisor, is a wholly-owned subsidiary of JPMorgan Chase & Co. Three other members of the Board of Trustees of Northwestern University are executive officers of registered investment advisors (not affiliated with JPMorgan) that are under common control with subadvisors to certain J.P. Morgan Funds.

**	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

***	Mr. Spalding is treated as an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

AUGUST 31, 2011	J.P. MORGAN FUNDS	21

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Patricia A. Maleski (1960), President and Principal Executive Officer (2010)

Managing Director, J.P. Morgan Investment Management Inc. and Chief Administrative Officer, J.P. Morgan Funds and Institutional Pooled Vehicles since 2010; previously, Treasurer and Principal Financial Officer of the Trusts from 2008 to 2010; previously, Head of Funds Administration and Board Liaison, J.P. Morgan Funds prior to 2010. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.

Joy C. Dowd (1972), Treasurer and Principal Financial Officer (2010)

Assistant Treasurer of the Trusts from 2009 to 2010; Executive Director, JPMorgan Funds Management, Inc. from February 2011; Vice President, JPMorgan Funds Management, Inc. from December 2008 to February 2011; prior to joining JPMorgan Chase, Ms. Dowd worked in MetLife’s investments audit group from 2005 through 2008, and Vice President of Credit Suisse, in the audit area from 1999 through 2005.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)	Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for privacy, personal trading and Code of Ethics compliance since 2004. Mr. Gulinello has been with JPMorgan Chase & Co. since 1972.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Vice President and Assistant General Counsel, JPMorgan Chase since 2005; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011; Associate, Willkie Farr & Gallagher LLP (law firm) from 2002 to 2005.

Carmine Lekstutis (1980) Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980) Assistant Secretary (2010)	Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Brian L. Duncan (1965), Assistant Treasurer (2008)*	Vice President, JPMorgan Funds Management, Inc. since June 2007; prior to joining JPMorgan Chase, Mr. Duncan worked for Penn Treaty American Corporation as Vice President and Controller from 2004 through 2007 and Assistant Vice President of Financial Reporting from 2003-2004.

Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.

Laura S. Melman (1966), Assistant Treasurer (2006)

Executive Director, JPMorgan Funds Management, Inc. since February 2011, responsible for Taxation; Vice President, JPMorgan Funds Management, Inc. from August, 2006 to February 2011, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.

Jeffery Reedy (1973), Assistant Treasurer (2011)*	Vice President, JPMorgan Funds Management, Inc. since February 2006; from April 2005 to February 2006, Associate, J.P. Morgan Funds Management.

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

22	J.P. MORGAN FUNDS	AUGUST 31, 2011

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund (not including expenses of the Underlying Funds) and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2011, and continued to hold your shares at the end of the reporting period, August 31, 2011.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees and expenses of the Underlying Funds. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During March 1, 2011 to August 31, 2011	Annualized Expense Ratio
Diversified Real Return Fund
Class A
Actual*	1,000.00	1,012.10	2.57	0.61
Hypothetical**	1,000.00	1,022.13	3.11	0.61
Class C
Actual*	1,000.00	1,010.60	4.68	1.11
Hypothetical**	1,000.00	1,019.61	5.65	1.11
Class R2
Actual*	1,000.00	1,011.20	3.63	0.86
Hypothetical**	1,000.00	1,020.87	4.38	0.86
Class R5
Actual*	1,000.00	1,013.90	1.10	0.26
Hypothetical**	1,000.00	1,023.89	1.33	0.26
Select Class
Actual*	1,000.00	1,013.70	1.52	0.36
Hypothetical**	1,000.00	1,023.39	1.84	0.36

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 153/365 (to reflect the actual period). Actual Expenses reflect a beginning account value as of March 31, 2011 (commencement of operations).
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2011	J.P. MORGAN FUNDS	23

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering approvals of initial advisory agreements for new funds. At their November 2010 in person meeting, the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the initial advisory agreement or any of their affiliates (“Independent Trustees”), approved the initial investment advisory agreement (the “New Advisory Agreement”) for the JPMorgan Diversified Real Return Fund (the “Fund”).

In connection with the approval of the New Advisory Agreement, the Trustees reviewed written materials prepared by the Advisor and received oral presentations from Advisor personnel. Prior to voting, the Trustees reviewed the proposed approval of the New Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approval in an executive session with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the New Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Advisor from the Fund under the New Advisory Agreement was fair and reasonable and that the initial approval of the New Advisory Agreement was in the best interests of the Fund and its potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

In connection with the approval of the New Advisory Agreement, the Trustees considered the materials furnished specifically in connection with this approval item, as well as other relevant information furnished throughout the year and the Trustees’ experience with the Advisor and its services including services to other J.P. Morgan Funds in which the Fund may invest (“Underlying Funds”). The Trustees considered the background and experience of the Advisor’s senior management and investment personnel, as well as the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Trustees also considered the investment strategy and investment process for the Fund, and the infrastructure supporting the portfolio management team. In addition, the Trustees considered information about the structure and distribution strategy of the Fund, how it fits within the J.P. Morgan Funds lineup, and how it will be positioned against identified peers. The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the J.P. Morgan Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the J.P. Morgan Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the J.P. Morgan Funds.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Advisor.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the J.P. Morgan Funds including the benefits received by the Advisor and its affiliates in connection with the Fund’s investments in the Underlying Funds. The Board also considered the Advisor’s use of third-party soft dollar arrangements with respect to securities transactions in U.S. equity securities in certain of the Underlying Funds that invest primarily in U.S. equity securities.

The Trustees also considered that JPMorgan Funds Management, Inc. (“JPMFM”) and JPMorgan Distribution Services, Inc. (“JPMDS”), affiliates of the Advisor, will earn fees from the Fund and/or Underlying Funds for providing administrative and shareholder services. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services for the Fund and/or Underlying Funds. The Trustees also considered that any fall-out benefits would be comparable to those related to the other actively managed funds in the complex and were consistent with the approval of the investment advisory agreement.

24	J.P. MORGAN FUNDS	AUGUST 31, 2011

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of the Fund’s assets and certain other J.P. Morgan funds-of-funds, as applicable, advised by the Advisor, and that the Fund would benefit from that breakpoint. With regard to the New Advisory Agreement, the Trustees found that, with the adoption of a voluntary fee waiver and contractual cap on total expenses, shareholders would benefit from expected economies of scale that would be expected to result from growth of assets before that growth occurred.

Investment Performance

The Trustees considered the Fund’s investment strategy and process, portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate that will be paid by the Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements proposed for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Trustees noted that the Fund’s estimated net advisory fees and total expenses, which were considered on a class by class basis, were in line with identified peer funds. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable and that such fees would be services provided in addition to, rather than duplicative of, services provided under the advisory contract of the Underlying Funds in which the Fund will invest.

AUGUST 31, 2011	J.P. MORGAN FUNDS	25

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended August 31, 2011. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2011. The information necessary to complete your income tax returns for the calendar year ending December 31, 2011 will be received under separate cover.

Qualified Dividend Income (QDI)

For the fiscal period ended August 31, 2011, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. $3,480 of ordinary income distributions was treated as qualified dividends.

26	J.P. MORGAN FUNDS	AUGUST 31, 2011

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡Social Security number and account balances

¡transaction history and account transactions

¡checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡open an account or provide contact information

¡give us your account information or pay us by check

¡make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡affiliates from using your information to market to you

¡sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase &
Co., 2011. All rights reserved. August 2011.

AN-DRR-811

Annual Report

J.P. Morgan Income Funds

August 31, 2011

JPMorgan Floating Rate Income Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

September 23, 2011 (Unaudited)

Dear Shareholder:

For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.

As we enter the last quarter of 2011, concerns about softening economic data and the deteriorating debt situation in Europe continue to persist. Although we are encouraged that corporate earnings and industrial production have continued to grow, markets suggest that investors still lack confidence in both the U.S. and Europe’s ability to address their respective economic and debt issues.

 “For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.”

Investors flee stocks as global growth concerns mount

Concerns about the U.S. debt ceiling crisis, the credit downgrade of U.S.-issued debt, softer economic data and contagion from the European debt crisis triggered heightened volatility and a significant market downturn. In early August, all three major U.S. stock indices experienced their worst one-day performance since December 1, 2008, while the S&P 500 Index posted its worst weekly decline since March 2009 and fell 5.4% in the month of
August. As of August 31, 2011, the S&P 500 Index was at a level of 1,219, a decrease of 6.8% from June 1st, 2011.

U.S. Treasuries rally
as growth concerns fuel equity sell-off

Despite historically low yields and a credit downgrade, investors continued to invest in U.S.
Treasury securities, as concerns about global economic growth and the Euro zone’s debt prob-

lems fueled a heavy rotation out of stocks and into U.S. Treasury securities. At one point, 10-year U.S. Treasury yields dipped below 2.0%, its lowest level since 1950. The yield on the 10-year
U.S. Treasury declined from 3.0% to 2.2% as of the end of the reporting period ended August 31, 2011, while the yield on the 2-year U.S. Treasury dipped from 0.4% to 0.2%. Meanwhile, the yield on the 30-year U.S. Treasury bond also fell from 4.2% to
3.6% as of the end of the period.

The European debt crisis—how deep

The seemingly interminable European sovereign debt crisis continues to impact global markets. Both European governments and the European Central Bank (ECB) have made attempts to calm financial markets with low-interest loans to Greece and limited ECB purchases of sovereign debt. However, many investors remain skeptical about the rescue attempts and concerns about the crisis persist and will likely continue to contribute to market volatility.

As always, we encourage investors to be mindful of the impact of continued market uncertainty and unexpected risks on the economy by taking a balanced and diversified approach to investing.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Management Americas

J.P. Morgan Asset
Management

AUGUST 31, 2011

J.P. MORGAN INCOME FUNDS

1

JPMorgan Floating Rate Income Fund

FUND COMMENTARY

FOR THE PERIOD JUNE 1,
2011 (FUND INCEPTION DATE) THROUGH AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:

Fund (Select Class Shares)*

-5.30%

Credit Suisse Leveraged Loan Index

-4.00%

Net Assets as of 8/31/2011 (In Thousands)

$
241,375

INVESTMENT OBJECTIVE**

The JPMorgan Floating Rate Income Fund (the “Fund”) seeks to provide current income with a secondary objective of capital appreciation.

HOW DID THE MARKET PERFORM?

Concerns about slowing economic growth and investors’ declining appetite for risk negatively impacted the floating rate debt market during the reporting period. The negative mood among investors worsened during the period as the market seemed to lack confidence in the ability of European governments to combat the region’s debt crisis, stoking fear about economic contagion. Concerns about the credit downgrade of U.S.-issued debt exacerbated this negative sentiment among investors.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund mainly invested its assets
in floating rate debt instruments issued by corporations which included loan participations and assignments. These securities possess floating rate coupons that adjust in accordance with movements in short-term interest rates such as LIBOR and are generally rated below investment grade. The Fund (Select Class shares) underperformed the Credit Suisse Leveraged Loan Index (the “Benchmark”) for the period June 1, 2011 through August 31, 2011.

HOW WAS THE FUND POSITIONED?

As of the end of the reporting period, the Fund’s largest overweights versus the Benchmark were in the financial and forest products and containers sectors, while the Fund’s largest underweights versus the Benchmark were in the media/telecommunications and service sectors. The Fund gained exposure to these sectors mainly by investing in floating rate debt instruments issued by corporations and, to a lesser extent, corporate debt securities.

PORTFOLIO COMPOSITION***

Loan Participations & Assignments

67.0
%

Corporate Bonds

11.3

Short-Term Investment

21.7

*

The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**

The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***

Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

2

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2011

TOTAL RETURNS AS OF AUGUST 31, 2011

INCEPTION DATE OF CLASS

SINCE INCEPTION***

CLASS A SHARES

6/1/11

Without Sales Charge

(5.43
)%

With Sales Charge*

(8.98
)

CLASS C SHARES

6/1/11

Without CDSC

(5.45
)

With CDSC**

(6.45
)

SELECT CLASS SHARES

6/1/11

(5.30
)

*

Sales Charge for Class A Shares is 3.75%.

**

Assumes a 1% CDSC (contingent deferred sales charge) for the period.

***

Not annualized.

LIFE OF FUND PERFORMANCE
(6/1/2011 to 8/31/2011)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 1, 2011.

The graph illustrates comparative performance for
$1,000,000 invested in Select Class Shares of the JPMorgan Floating Rate Income Fund, the Credit Suisse Leveraged Loan Index, the Barclays Capital U.S. Aggregate Index and the Lipper Loan Participation Funds Index from June 1, 2011 to August 31,
2011. The performance of the Lipper Loan Participation Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any. The performance of the Credit Suisse Leveraged Loan Index and the Barclays Capital U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Loan Participation Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Credit Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market. The index reflects reinvestment of all distributions and changes in market prices. The Barclays Capital U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Loan Participation Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an Index.

Select Class Shares have a $1,000,000 minimum initial
investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011

J.P. MORGAN INCOME FUNDS

3

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF
AUGUST 31, 2011

(Amounts in thousands)

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Corporate Bonds — 13.4%

Consumer Discretionary — 5.2%

Broadcasting & Cable TV — 0.9%

1,800

CCH II LLC/CCH II Capital Corp., 13.500%, 11/30/16 (m)

2,079

Gaming — 1.6%

925

MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18

1,022

3,000

Seminole Hard Rock Entertainment, Inc., VAR, 2.747%, 03/15/14 (e) (m)

2,700

3,722

Hotels, Restaurants & Leisure — 0.3%

750

CKE Restaurants, Inc., 11.375%, 07/15/18 (m)

798

Household Durables — 0.2%

500

Standard Pacific Corp., 10.750%, 09/15/16 (m)

495

Media — 1.7%

1,250

Intelsat Luxembourg S.A., (Luxembourg), PIK, 12.500%, 02/04/17 (m)

1,214

500

Nielsen Finance LLC/Nielsen Finance Co., 7.750%, 10/15/18 (e)

516

750

Sinclair Television Group, Inc., 9.250%, 11/01/17 (e) (m)

799

500

Telesat Canada/Telesat LLC, (Canada), 11.000%, 11/01/15

537

1,025

WMG Acquisition Corp., 9.500%, 06/15/16 (e) (m)

1,045

4,111

Specialty Retail — 0.2%

500

Toys R Us Property Co. I LLC, 10.750%, 07/15/17 (m)

540

Textiles, Apparel & Luxury Goods — 0.3%

750

Hanesbrands, Inc., VAR, 3.769%, 12/15/14 (m)

728

Total Consumer Discretionary

12,473

Energy — 0.7%

Oil, Gas & Consumable Fuels — 0.7%

500

Arch Coal, Inc., 8.750%, 08/01/16

539

1,000

Citgo Petroleum Corp., 11.500%, 07/01/17 (e)

1,100

Total Energy

1,639

Financials — 3.5%

Commercial Banks — 1.3%

750

Bank of America Corp., VAR, 8.000%, 01/30/18 (m) (x)

709

2,750

Wachovia Capital Trust III, VAR, 5.570%, 10/03/11 (m) (x)

2,406

3,115

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Consumer Finance — 1.2%

2,000

Ally Financial, Inc., VAR, 3.478%, 02/11/14 (m)

1,883

1,000

Ford Motor Credit Co. LLC, 8.000%, 06/01/14 (m)

1,082

2,965

Diversified Financial Services — 0.2%

500

Royal Bank of Scotland N.V., (Netherlands), VAR, 0.952%, 03/09/15

390

Insurance — 0.8%

1,300

Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (m) (x)

1,163

1,000

Stoneheath RE, (Cayman Islands), VAR, 6.868%, 10/15/11 (x)

910

2,073

Total Financials

8,543

Health Care — 0.4%

Health Care Providers & Services — 0.4%

1,000

CHS/Community Health Systems, Inc., 8.875%, 07/15/15

1,014

Industrials — 0.7%

Aerospace & Defense — 0.2%

500

Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17 (m)

514

Airlines — 0.3%

745

American Airlines, Inc., 13.000%, 08/01/16

805

Commercial Services & Supplies — 0.2%

500

R.R. Donnelley & Sons Co., 7.250%, 05/15/18 (m)

457

Total Industrials

1,776

Materials — 2.5%

Construction Materials — 0.2%

500

Cemex S.A.B. de C.V., (Mexico), VAR, 5.246%, 09/30/15 (e) (m)

390

Containers & Packaging — 0.9%

2,250

Berry Plastics Corp., VAR, 4.999%, 02/15/15 (m)

2,115

Metals & Mining — 0.8%

2,000

Noranda Aluminum Acquisition Corp., PIK, 4.417%, 05/15/15 (m)

1,845

Paper & Forest Products — 0.6%

1,500

Verso Paper Holdings LLC/Verso Paper, Inc., 11.500%, 07/01/14 (m)

1,590

Total Materials

5,940

SEE NOTES TO
FINANCIAL STATEMENTS.

4

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2011

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Corporate Bonds — Continued

Telecommunication Services — 0.4%

Wireless Telecommunication Services — 0.4%

1,000

VimpelCom Holdings B.V., (Netherlands), VAR, 4.246%, 06/29/14 (e) (m)

1,010

Total Corporate Bonds (Cost $33,872)

32,395

Loan Participations & Assignments — 79.5%

Consumer Discretionary — 23.8%

Auto Components — 1.2%

Autoparts Holdings Ltd., Term Loan,

1,987

VAR, 6.500%, 07/29/17

1,947

1,013

VAR, 6.500%, 07/29/17

993

2,940

Automobiles — 1.7%

3,500

Chrysler, Term Loan B, VAR, 6.000%, 05/24/17

3,139

Ford Motor Co., Tranche B-1 Term Loan,

660

VAR, 2.960%, 12/15/13

649

236

VAR, 2.960%, 12/15/13

232

104

VAR, 2.960%, 12/15/13

102

4,122

Broadcasting & Cable TV — 0.6%

1,497

Bresnan Communications, Term Loan B, VAR, 4.500%, 12/14/17

1,427

Diversified Consumer Services — 0.4%

1,000

Realogy Corp., Extended Term Loan/Extended Synthetic Commitments, VAR, 10/10/16^

823

Gaming — 4.6%

1,248

Ameristar Casinos, Inc., Term Loan B, VAR, 4.000%, 04/16/18

1,198

991

Boyd Gaming Corp., Term Loan, VAR, 3.721%, 12/17/15

904

Caesars Entertainment Operating Co., Inc., Term B-2 Loan,

647

VAR, 3.218%, 01/28/15

557

1,333

VAR, 3.253%, 01/28/15^

1,149

1,154

CCM Merger, Inc., Term Loan, VAR, 7.000%, 03/01/17

1,114

2,389

Citycenter Holdings LLC, Term Loan, VAR, 7.500%, 01/21/15^

2,315

Isle of Capri Casinos, Inc., Term Loan B,

1,190

VAR, 4.750%, 11/01/13

1,142

56

VAR, 4.750%, 11/01/13

54

MGM Resorts International, Class C Loan,

1,464

VAR, 7.000%, 02/21/14

1,395

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Gaming — Continued

1,436

VAR, 7.000%, 02/21/14

1,368

11,196

Hotels, Restaurants & Leisure — 4.2%

499

Burger King Corp., Tranche B Term Loan, VAR, 4.500%, 10/19/16

473

2,000

DineEquity Inc., Term B1 Loan, VAR, 4.250%, 10/19/17

1,920

266

Outback (OSI Restaurant), Prefunded Revolving Credit Commitment, VAR, 0.069%, 06/14/13

244

2,734

Outback Steakhouse, Inc., Term Loan B, VAR, 2.563%, 06/14/14

2,511

3,000

Rock Ohio Caesars LLC, Term Loan, VAR, 08/15/17^

2,910

Six Flags Theme Parks, Inc., Term Loan B,

1,421

VAR, 5.250%, 06/30/16^

1,385

421

VAR, 5.250%, 06/30/16

411

158

VAR, 5.250%, 06/30/16

154

10,008

Media — 5.2%

524

Cengage Learning Acquisitions, Term Loan, VAR, 2.500%, 07/03/14^

433

500

Clear Channel Communications, Inc., Term Loan B, VAR, 3.837%, 01/29/16

374

1,250

Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 04/28/17^

1,190

3,000

Intelsat Jackson Holding, Tranche B Term Loan, VAR, 5.250%, 04/02/18^

2,872

2,500

Live Nation Entertainment, Inc., Term Loan B, VAR, 11/07/16^

2,371

2,000

Nielsen Finance LLC, Class B Dollar Term Loan, VAR, 3.956%, 05/02/16^

1,880

2,630

Univision Communications, Inc., Extended 1st Lien Term Loan, VAR, 4.471%, 03/31/17

2,262

1,292

Weather Channel (The), Term Loan, VAR, 02/11/17^

1,245

12,627

Specialty Retail — 5.9%

3,000

Academy Sports & Outdoors, 1st Lien Term Loan, VAR, 6.000%, 08/03/18

2,848

Burlington Coat Factory, Term B Loan,

376

VAR, 6.250%, 02/23/17

354

367

VAR, 6.250%, 02/23/17

346

Claire's Stores, Term Loan B,

2,860

VAR, 2.996%, 05/29/14^

2,485

390

VAR, 3.003%, 05/29/14

338

SEE NOTES TO
FINANCIAL STATEMENTS.

AUGUST 31, 2011

J.P. MORGAN INCOME FUNDS

5

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF
AUGUST 31, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Loan Participations & Assignments — Continued

Specialty Retail — Continued

499

Gymboree Corp., 1st Lien Term Loan, VAR, 5.000%, 02/23/18

443

J. Crew Operating Group, 1st Lien Term Loan,

1,872

VAR, 4.750%, 03/07/18^

1,668

374

VAR, 4.750%, 03/07/18

333

Michael’s Stores, Term B-1 Loan,

345

VAR, 2.500%, 10/31/13

326

261

VAR, 2.500%, 10/31/13

247

242

VAR, 2.500%, 10/31/13

228

3,152

VAR, 2.563%, 10/31/13^

2,979

PETCO, New Loans,

884

VAR, 4.500%, 11/24/17

831

144

VAR, 4.500%, 11/24/17

135

144

VAR, 4.500%, 11/24/17

136

144

VAR, 4.500%, 11/24/17

135

144

VAR, 4.500%, 11/24/17

136

144

VAR, 4.500%, 11/24/17

136

144

VAR, 4.500%, 11/24/17

136

14,240

Total Consumer Discretionary

57,383

Consumer Staples — 6.3%

Food & Staples Retailing — 2.4%

2,000

Rite Aid Corp., 1st Lien Term Loan 5, VAR, 4.500%, 03/03/18

1,850

2,000

Rite Aid Corp., Tranche 2 Term Loan, VAR, 06/04/14^

1,829

750

SUPERVALU, Inc., Term B-2 Loan, VAR, 10/05/15^

698

1,398

SUPERVALU, Inc., Term Loan B-3, VAR, 4.500%, 04/30/18^

1,302

5,679

Food Products — 1.4%

425

Bolthouse Farms, 1st Lien Term Loan, VAR, 02/11/16^

414

500

Del Monte Corp., Initial Term Loan, VAR, 4.500%, 03/08/18

471

Dole Food Co., Inc., Tranche B-2 Term Loan,

56

VAR, 5.000%, 07/08/18

54

56

VAR, 5.000%, 07/08/18

54

56

VAR, 5.000%, 07/08/18

54

56

VAR, 5.000%, 07/08/18

53

56

VAR, 5.000%, 07/08/18

53

56

VAR, 5.000%, 07/08/18

53

17

VAR, 6.000%, 07/08/18

16

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Food Products — Continued

Dole Food Co., Inc., Tranche C-2 Term Loan,

83

VAR, 5.000%, 07/08/18

80

83

VAR, 5.000%, 07/08/18

80

83

VAR, 5.000%, 07/08/18

80

56

VAR, 5.000%, 07/08/18

54

56

VAR, 5.000%, 07/08/18

54

83

VAR, 5.000%, 07/08/18

80

83

VAR, 5.000%, 07/08/18

80

83

VAR, 5.000%, 07/08/18

80

39

VAR, 6.000%, 07/08/18

38

Pierre Foods, Inc., 1st Lien Term Loan,

1,495

VAR, 7.000%, 09/30/16^

1,446

3

VAR, 7.000%, 09/30/16

3

3,297

Household Products — 0.3%

Spectrum Brands, New Term Loan,

456

VAR, 5.000%, 06/17/16

437

342

VAR, 5.000%, 06/17/16

327

78

VAR, 5.000%, 06/17/16

75

839

Personal Products — 2.2%

NBTY, Inc., Term B-1 Loan,

1,770

VAR, 4.250%, 10/01/17

1,702

115

VAR, 4.250%, 10/01/17

110

115

VAR, 4.250%, 10/01/17

110

2,000

Revlon Consumer Products Corp., Term Loan, VAR, 11/19/17^

1,908

1,750

Visant Corp., 1st Lien Term Loan, VAR, 5.250%, 12/22/16^

1,586

5,416

Total Consumer Staples

15,231

Energy — 1.8%

Energy Equipment & Services — 0.8%

2,000

Fairmount Minerals, 1st Lien Term Loan, VAR, 5.250%, 03/15/17

1,896

Oil, Gas & Consumable Fuels — 1.0%

2,500

MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18

2,391

Total Energy

4,287

Financials — 6.1%

Capital Markets — 0.9%

2,194

Pinafore LLC/Pinafore, Inc., Term Loan B1, VAR, 4.250%, 09/29/16^

2,106

SEE NOTES TO
FINANCIAL STATEMENTS.

6

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2011

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Loan Participations & Assignments — Continued

Consumer Finance — 1.3%

3,500

Springleaf Financial Funding, Term Loan, VAR, 5.500%, 05/10/17

3,242

Diversified Financial Services — 2.7%

Clarke American Corp., Term Loan B,

101

VAR, 2.721%, 06/30/14

84

74

VAR, 2.721%, 06/30/14

61

61

VAR, 2.746%, 06/30/14

51

158

VAR, 2.746%, 06/30/14

132

105

VAR, 2.746%, 06/30/14

87

1,000

International Lease Finance Corp., Term Loan 1, VAR, 6.750%, 03/17/15

1,000

Nuveen Investments, Inc., Term Loan B,

1,437

VAR, 3.246%, 11/13/14

1,328

1,063

VAR, 3.253%, 11/13/14

982

3,000

Ocwen Financial Corp., Term

Loan, VAR, 06/30/16^

2,895

6,620

Insurance — 1.0%

2,450

CNO Financial Group, Inc., B-1 Term Loan, VAR, 6.250%, 09/30/16^

2,395

Real Estate Investment Trusts (REITs) — 0.2%

I-Star, Term Loan A-1,

225

VAR, 5.000%, 06/28/13

219

164

VAR, 5.000%, 06/28/13

159

378

Total Financials

14,741

Health Care — 11.9%

Health Care Providers & Services — 8.8%

Community Health Systems, Inc.,

Extended Term Loan,

9

VAR, 3.721%, 01/25/17

9

4,739

VAR, 3.819%, 01/25/17^

4,330

2,500

HCA, Inc., Term Loan B-3, VAR, 3.496%, 05/01/18

2,346

5,895

IASIS Healthcare, Term Loan B, VAR, 5.000%, 05/03/18^

5,435

1,400

Kindred Healthcare, Term Loan, VAR, 5.250%, 06/01/18

1,285

2,250

Multiplan, Inc. Term Loan B, VAR, 4.750%, 08/26/17

2,072

5,995

Vanguard Health Systems, Term Loan B, VAR, 5.000%, 01/29/16

5,685

21,162

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Pharmaceuticals — 3.1%

Axcan Intermediate Holdings,Inc., Term Loan,

2,931

VAR, 5.500%, 02/10/17

2,644

316

VAR, 5.500%, 02/10/17

285

Capsugel Holdings, Inc., Term Loan,

4,652

VAR, 5.250%, 08/01/18

4,493

23

VAR, 5.250%, 08/01/18

23

7,445

Total Health Care

28,607

Industrials — 8.5%

Aerospace & Defense — 0.8%

500

Ducommun, Inc., Term Loan B, VAR, 5.500%, 06/28/17

485

1,500

Transdigm Group, Inc., Term Loan, VAR, 02/14/17^

1,440

1,925

Airlines — 1.5%

1,498

Delta Air Lines, Inc., Term Loan, VAR, 4.250%, 03/07/16

1,361

United Airlines, Term Loan B,

1,851

VAR, 2.250%, 02/01/14^

1,692

535

VAR, 2.250%, 02/01/14

490

3,543

Building Products — 0.3%

Nortek, Inc., 1st Lien Term Loan,

949

VAR, 5.250%, 04/26/17^

854

1

VAR, 5.250%, 04/26/17

1

—
(h)

VAR, 6.250%, 04/26/17

—
(h)

855

Commercial Services & Supplies — 1.5%

1,000

Baker Corp., Term Loan, VAR, 5.000%, 06/01/18

950

1,996

Cenveo Corp., Term Loan, VAR, 6.250%, 12/21/16

1,913

500

SCH Group, 1st Lien Term Loan, VAR, 6.625%, 04/28/17

435

500

SCH Group, 2nd Lien Term Loan, VAR, 10.500%, 04/30/18

440

3,738

Diversified Manufacturing — 0.5%

1,250

Norit Holding B.V., Term Loan, VAR, 7.500%, 07/10/17

1,219

SEE NOTES TO
FINANCIAL STATEMENTS.

AUGUST 31, 2011

J.P. MORGAN INCOME FUNDS

7

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Loan Participations & Assignments — Continued

Industrial Conglomerates — 0.9%

1,499

BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16^

1,377

799

BOC Edwards, New Term Loan, VAR, 5.500%, 05/31/16

735

2,112

Machinery — 2.0%

1,000

Milacron Holdings, Inc., Term Loan, VAR, 7.500%, 05/15/17

970

4,000

Terex Corp., Term Loan, VAR, 5.500%, 04/28/17

3,920

4,890

Road & Rail — 1.0%

Swift Transportation Co., Term Loan,

2,207

VAR, 6.000%, 12/21/16

2,103

243

VAR, 6.000%, 12/21/16

231

2,334

Total Industrials

20,616

Information Technology — 6.2%

Communications Equipment — 2.0%

2,000

Avaya, Inc., Term Loan B-1, VAR, 3.064%, 10/24/14

1,779

2,246

Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 4.814%, 10/26/17

1,935

Syniverse Holdings, Inc., Term Loan B,

1,246

VAR, 5.250%, 12/21/17

1,211

3

VAR, 5.250%, 12/21/17

3

4,928

Electrical Equipment — 0.4%

1,000

Sensata Technologies B.V., Term Loan, VAR, 4.000%, 05/12/18

961

Electronic Equipment, Instruments & Components — 2.7%

2,000

CDW Corp., Extended Term Loan, VAR, 4.500%, 07/15/17

1,815

1,250

CDW Corp., Non Extended B-1

Term Loan, VAR, 10/10/14^

1,175

Sensus USA, Inc., 1st Lien Term Loan,

2,891

VAR, 4.750%, 05/09/17^

2,776

8

VAR, 5.750%, 05/09/17^

7

750

Sensus USA, Inc., 2nd Lien Term Loan, VAR, 8.500%, 05/09/18

724

6,497

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

IT Services — 0.6%

1,500

First Data Corp., Initial Tranche B3, VAR, 2.967%, 09/24/14

1,318

Semiconductors & Semiconductor Equipment — 0.5%

1,250

Freescale Semiconductor, Inc., Extended Maturity Term Loan, VAR, 4.438%, 12/01/16

1,137

Total Information Technology

14,841

Materials — 7.5%

Chemicals — 6.2%

2,000

Ashland, Inc., Term Loan B, VAR, 3.750%, 08/23/18

1,955

2,250

AZ Chem U.S., Inc., New Term Loan, VAR, 11/21/16^

2,169

593

Cristal Inorganic Chemicals (Millennium), 1st Lien Term Loan, VAR, 2.496%, 05/15/14

564

2,997

Momentive Performance, Tranche B-1B Term Loan, VAR, 3.750%, 05/05/15^

2,668

Nexeo Solutions, Term Loan,

382

VAR, 5.000%, 09/08/17

352

308

VAR, 5.000%, 09/08/17

283

308

VAR, 5.000%, 09/08/17

284

4,000

OM Group, Term Loan B, VAR, 5.750%, 08/01/17

3,910

1,375

Rentech Energy Midwest Corp., Term Loan, VAR, 10.000%, 06/10/16^

1,348

Styron, 1st Lien Term Loan,

995

VAR, 6.000%, 08/02/17

914

3

VAR, 6.000%, 08/02/17

2

566

Univar, Inc., Term Loan B, VAR, 5.000%, 06/30/17

522

14,971

Metals & Mining — 0.6%

1,497

Novelis, Inc., Term Loan, VAR, 3.750%, 03/10/17

1,415

Paper & Forest Products — 0.7%

250

Ainsworth Lumber Ltd., Term Loan B, VAR, 5.250%, 06/26/14

226

1,676

Xerium Technologies, Inc., Initial U.S. Term Loan, VAR, 5.500%, 05/26/17

1,619

1,845

Total Materials

18,231

SEE NOTES TO
FINANCIAL STATEMENTS.

8

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2011

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Loan Participations & Assignments — Continued

Telecommunication Services — 2.4%

Diversified Telecommunication Services — 2.4%

Level 3 Communications, Inc., Tranche A Term Loan,

357

VAR, 2.492%, 03/13/14

330

893

VAR, 2.496%, 03/13/14

825

5,000

Level 3 Communications, Tranche B II Term Loan, VAR, 10/31/18^

4,713

5,868

Total Telecommunication Services

5,868

Utilities — 5.0%

Independent Power Producers & Energy Traders — 5.0%

2,000

AES Corp., 1st Lien Term Loan, VAR, 4.250%, 05/28/18

1,921

1,997

Calpine Corp., 1st Lien Term Loan, VAR, 4.500%, 04/01/18

1,843

1,600

Dynegy Midwest Generation, Inc., Term Loan, VAR, 9.250%, 08/05/16^

1,545

2,200

Dynegy Power Generation LLC, Term Loan, VAR, 9.250%, 08/05/16^

2,161

2,998

GenOn Energy, Inc., Term Loan B, VAR, 6.000%, 09/20/17

2,868

Texas Competitive Electric Holdings Co. LLC, Extended- Term Loan,

1,211

VAR, 4.706%, 10/10/17

891

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Independent Power Producers & Energy Traders — Continued

1,287

VAR, 4.772%, 10/10/17

946

1

VAR, 4.772%, 10/10/17

1

12,176

Total Utilities

12,176

Total Loan Participations & Assignments (Cost $200,460)

191,981

SHARES

Short-Term Investment — 25.8%

Investment Company — 25.8%

62,265

JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $62,265)

62,265

Total Investments — 118.7% (Cost $296,597)

286,641

Liabilities in Excess of Other Assets — (18.7)%

(45,266
)

NET ASSETS — 100.0%

$
241,375

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

PIK

— Payment-in-Kind

VAR

  —  Variable Rate Security. The interest rate shown is the rate in effect as of August 31,
2011.

(b)

  —  Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)

— Amount rounds to less than one thousand (shares or dollars).

(l)

— The rate shown is the current yield as of August 31, 2011.

(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency contracts.

(x)

—  Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2011.

^

  —  All or a portion of the security is unsettled as of August 31, 2011. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

SEE NOTES TO
FINANCIAL STATEMENTS.

AUGUST 31, 2011

J.P. MORGAN INCOME FUNDS

9

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2011

(Amounts in thousands, except
per share amounts)

  Floating Rate Income
Fund

ASSETS:

Investments in non-affiliates, at value

$
224,376

Investments in affiliates, at value

62,265

Total investment securities, at value

286,641

Receivables:

Fund shares sold

3,110

Interest from non-affiliates

894

Dividends from affiliates

5

Due from Advisor (See Note 3)

60

Total Assets

290,710

LIABILITIES:

Payables:

Due to custodian

1,486

Dividends

563

Investment securities purchased

46,638

Fund shares redeemed

212

Unrealized depreciation on unfunded commitments

208

Accrued liabilities:

Investment advisory fees

59

Administration fees

12

Shareholder servicing fees

7

Distribution fees

10

Custodian and accounting fees

12

Trustees’ and Chief Compliance Officer’s fees

—
(a)

Other

128

Total Liabilities

49,335

Net Assets

$
241,375

SEE NOTES TO FINANCIAL
STATEMENTS.

10

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2011

  Floating Rate Income
Fund

NET ASSETS:

Paid in capital

$
251,525

Accumulated undistributed (distributions in excess of) net investment income

42

Accumulated net realized gains (losses)

(28
)

Net unrealized appreciation (depreciation)

(10,164
)

Total Net Assets

$
241,375

Net Assets:

Class A

$
54,039

Class C

285

Select Class

187,051

Total

$
241,375

Outstanding units of beneficial interest (shares)

($0.0001 par value; unlimited number of shares authorized):

Class A

5,744

Class C

30

Select Class

19,871

Net Asset Value:

Class A — Redemption price per share

$
9.41

Class C — Offering price per share(b)

9.41

Select Class — Offering and redemption price per share

9.41

Class A maximum sales charge

3.75
%

  Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]

$
9.78

Cost of investments in non-affiliates

$
234,332

Cost of investments in affiliates

62,265

(a)
Amount rounds to less than $1,000.

(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011

J.P. MORGAN INCOME FUNDS

11

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED AUGUST 31, 2011

(Amounts in thousands)

Floating Rate Income Fund (a)

INVESTMENT INCOME:

Interest income from non-affiliates

$
1,315

Dividend income from affiliates

9

Total investment income

1,324

EXPENSES:

Investment advisory fees

175

Administration fees

28

Distribution fees:

Class A

10

Class C

—
(b)

Shareholder servicing fees:

Class A

10

Class C

—
(b)

Select Class

70

Custodian and accounting fees

12

Professional fees

112

Trustees’ and Chief Compliance Officer’s fees

1

Printing and mailing costs

28

Registration and filing fees

52

Transfer agent fees

7

Other

5

Total expenses

510

Less amounts waived

(205
)

Less earnings credits

—
(b)

Less expense reimbursements

(66
)

Net expenses

239

Net investment income (loss)

1,085

REALIZED/UNREALIZED GAINS (LOSSES):

Net realized gain (loss) on transactions from

investments in non-affiliates

(28
)

Change in net unrealized appreciation (depreciation) of:

Investments in non-affiliates

(9,956
)

Unfunded commitments

(208
)

Change in net unrealized appreciation (depreciation)

(10,164
)

Net realized/unrealized gains (losses)

(10,192
)

Change in net assets resulting from operations

$
(9,107
)

(a)
Commencement of operations was June 1, 2011.

(b)
Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

12

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2011

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD INDICATED

(Amounts in thousands)

Floating Rate Income Fund

Period Ended 8/31/2011 (a)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)

$
1,085

Net realized gain (loss)

(28
)

Change in net unrealized appreciation (depreciation)

(10,164
)

Change in net assets resulting from operations

(9,107
)

DISTRIBUTIONS TO SHAREHOLDERS:

Class A

From net investment income

(159
)

Class C

From net investment income

(1
)

Select Class

From net investment income

(893
)

Total distributions to shareholders

(1,053
)

CAPITAL TRANSACTIONS:

Change in net assets from capital transactions

251,475

Payment by affiliate (see Note 3)

60

NET ASSETS:

Change in net assets

241,375

Beginning of period

—

End of period

$
241,375

Accumulated undistributed (distributions in excess of) net investment income

$
42

(a)
Commencement of operations was June 1, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011

J.P. MORGAN INCOME FUNDS

13

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD INDICATED (continued)

(Amounts in thousands)

Floating Rate Income Fund

Period Ended 8/31/2011 (a)

CAPITAL TRANSACTIONS:

Class A

Proceeds from shares issued

$
59,267

Dividends and distributions reinvested

159

Cost of shares redeemed

(3,799
)

Change in net assets from Class A capital transactions

$
55,627

Class C

Proceeds from shares issued

$
295

Dividends and distributions reinvested

1

Cost of shares redeemed

—
(b)

Change in net assets from Class C capital transactions

$
296

Select Class

Proceeds from shares issued

$
228,672

Dividends and distributions reinvested

46

Cost of shares redeemed

(33,166
)

Change in net assets from Select Class capital transactions

$
195,552

Total change in net assets from capital transactions

$
251,475

SHARE TRANSACTIONS:

Class A

Issued

6,129

Reinvested

17

Redeemed

(402
)

Change in Class A Shares

5,744

Class C

Issued

30

Reinvested

—
(b)

Redeemed

—
(b)

Change in Class C Shares

30

Select Class

Issued

23,272

Reinvested

5

Redeemed

(3,406
)

Change in Select Class Shares

19,871

(a)
Commencement of operations was June 1, 2011.

(b)
Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

14

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2011

THIS PAGE IS
INTENTIONALLY LEFT BLANK

AUGUST 31, 2011

J.P. MORGAN INCOME FUNDS

15

FINANCIAL HIGHLIGHTS

FOR THE PERIOD INDICATED

Per share operating performance

Investment operations

Distributions

Net asset value, beginning of period

Net investment income (loss) (f)

Net realized and unrealized gains (losses) on investments

Total from investment operations

Net investment income

Floating Rate Income Fund

Class A

June 1, 2011 (e) through August 31, 2011

$
10.00

$
0.09

$
(0.63
)

$
(0.54
)

$
(0.05
)

Class C

June 1, 2011 (e) through August 31, 2011

10.00

0.06

(0.61
)

(0.55
)

(0.04
)

Select Class

June 1, 2011 (e) through August 31, 2011

10.00

0.08

(0.62
)

(0.54
)

(0.05
)

(a)
Annualized for periods less than one year.

(b)
Not annualized for periods less than one year.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)
Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)
Commencement of operations.

(f)
Calculated based upon average shares outstanding.

(g)
An affiliate of JPMorgan Chase & Co. will reimburse the Fund for losses incurred from an operational error. The impact was less than $0.01 to net asset value per share and less than 0.01% to total return for Class A, Class C and Select Class Shares. (See Note 3)

(h)
Ratios are disproportionate between classes due to the size of net assets and fixed expenses.

(i)
Certain non-recurring expenses incurred by the Fund were not annualized for the period ended August 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

16

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2011

Ratios/Supplemental data

Ratios to average net assets (a)

Net asset value, end of period (g)

Total return (excludes sales charge) (b)(c)(g)

  Net assets, end
of period (000’s)

Net expenses (d)(i)

Net investment income (loss) (i)

Expenses without waivers, reimbursements and earnings credits (h)(i)

Portfolio turnover rate (b)

$
9.41

(5.43
)%

$
54,039

0.95
%

3.68
%

1.33
%

1
%

9.41

(5.55
)

285

1.48

2.43

2.58

1

9.41

(5.40
)

187,051

0.72

3.37

1.55

1

SEE NOTES TO FINANCIAL
STATEMENTS.

AUGUST 31, 2011

J.P. MORGAN INCOME FUNDS

17

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

Classes Offered

Diversified/Non-Diversified

Floating Rate Income Fund

Class A, Class C and Select Class

Diversified

The Fund commenced operations on June 1, 2011.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Select
Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The
following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers.
The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the
Fund’s investments are summarized into the three broad levels listed below:

•

Level 1 — quoted prices in active markets for identical securities

•

  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2011

The following table represents each valuation input as presented on the Schedule of Portfolio Investments
(“SOI”) (amounts in thousands):

  Level 1
Quoted prices

  Level 2
 Other significant
observable inputs

  Level 3
 Significant
unobservable inputs

Total

Total Investments in Securities (a)

$
62,265

$
224,376

$
—

$
286,641

(a)
Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investment of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between
Levels 1 and 2 during the period ended August 31, 2011.

B. Loan Participations and Assignments — The Fund may invest in loan participations and assignments of all or a portion of the loans. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling
Participant”), but not the borrower. In contrast, the Fund has direct rights against the borrower on a loan when it purchases an assignment; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. As a result, the Fund assumes the credit risk of the Borrower and the Selling Participant and any other persons interpositioned between the
Fund and the Borrower (“Intermediate Participants”). Although certain loan assignments or participations are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. In addition, loan assignments and participations are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan assignments and participations and certain loan assignments and participations which were liquid, when purchased, may become illiquid.

At August 31, 2011, the Fund had investments
in Loan Participations and Assignments that amounted to more than 5% of the Fund’s net assets, by agent bank, as follows:

Agent Bank

Percentage

Bank of America, N.A.

19.9%

Credit Suisse International

12.5%

Citigroup Inc.

8.5%

Deutsche Bank AG

7.6%

J.P.Morgan Chase Bank, N.A.

5.8%

C. Unfunded Commitments — The Fund may enter into commitments to buy and sell investments including commitments to buy loan assignments and participations to settle on future dates as part of its normal investment activities. Unfunded commitments are generally traded and priced as part of a related loan participation or assignment (Note 2.B.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported in the
Statement of Assets and Liabilities. The Fund segregates security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risks exist on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

At August 31, 2011, the Fund had the
following unfunded loan commitment which could be extended at the option of the borrower (amounts in thousands):

Term

Maturity Date

Commitment Fee Rate

Rate if Funded

Commitment

Security Description

Amount

Value

Reynolds Group Holdings, Inc.

Term Loan C

08/09/18

5.250
%

5.250
%

$
6,915

$
6,707

D. Offering and Organization Costs — Offering costs (Registration and filing fees) paid in connection with the offering of shares of the Fund are amortized up to 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund were recorded as an expense at the time it commenced operations and are included as part of Professional fees on the Statement of Operations.

E. Security Transactions and Investment Income — Investment
transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

F. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable

AUGUST 31, 2011

J.P. MORGAN INCOME FUNDS

19

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (continued)

to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to the Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

G. Federal Income
Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Fund’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

H. Dividends and Distributions to Shareholders — Dividends from net investment income are generally declared and paid monthly.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the
United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

  Paid-in
Capital

  Accumulated
 Undistributed
 (Overdistributed)
 Net Investment
Income

  Accumulated
Net Realized Gain (Loss) on Investments

$
(10
)

$
10

$
—

The reclassification for the Fund relates primarily to non-deductible distribution fees.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (“JPMIM” or the
“Advisor”) acts as the investment advisor to the Fund. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The
Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual fee rate of 0.55% of the Fund’s average daily net assets.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the period ended August 31, 2011, the annualized effective rate was 0.09% of the Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the
“Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a
wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution
Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at an annual rate of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class
C Shares and certain Class A Shares for which front-end sales charges have been waived. For the period ended August 31, 2011, the Distributor retained the following amounts (in thousands):

Front-End Sales Charge

CDSC

$
—
(a)

$
—

(a)
Amount rounds to less than $1,000.

20

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2011

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a
Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to
0.25% of the average daily net assets of Class A, Class C and Select Class Shares.

The Distributor has entered into shareholder services
contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, provides portfolio custody and accounting services for the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A

Class C

Select Class

1.00
%

1.50
%

0.75
%

The contractual expense limitation agreement was in effect for the period ended August 31, 2011. The contractual expense limitation percentages in the table above are in place until at least June 30, 2012.

For the period ended August 31, 2011, the
Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expects the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers

  Investment
Advisory

Administration

  Shareholder
Servicing

Total

  Contractual
Reimbursements

$
105

$
16

$
73

$
194

$
66

Additionally, the Fund may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor,
Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fee charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amount of waivers resulting from investments in the money market funds for the period ended August 31, 2011 was approximately $11,000.

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the
Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the period ended August 31, 2011, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the
Advisor.

The Fund may use related party broker/dealers. For the period ended August 31, 2011, the Fund did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the
Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

An affiliate of JPMorgan will make a payment to the Fund of approximately $60,000 relating to an operational error.

AUGUST 31, 2011

J.P. MORGAN INCOME FUNDS

21

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (continued)

4. Investment Transactions

During the period ended August 31, 2011, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

  Purchases
(excluding U.S. Government)

  Sales
(excluding U.S. Government)

$
243,005

$
1,750

During the period ended August 31, 2011, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal
income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2011, were as follows (amounts in thousands):

  Aggregate
Cost

  Gross
 Unrealized
Appreciation

  Gross
 Unrealized
Depreciation

  Net Unrealized
 Appreciation
(Depreciation)

$
296,597

$
118

$
10,074

$
(9,956
)

The tax character of distributions paid during the period ended August 31, 2011 was as follows (amounts in thousands):

Total Distributions Paid From:

  Ordinary
Income

  Total
Distributions Paid

$
1,053

$
1,053

At August 31, 2011, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

  Current
 Distributable
 Ordinary
Income

  Current
 Distributable
 Long-Term
Capital Gain or (Tax Basis Capital Loss Carryover)

  Net Unrealized
 Appreciation
(Depreciation)

$
604

$
(28
)

$
(9,956
)

The cumulative timing differences primarily consist of distributions payable.

Net capital losses recognized by the Fund may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. As of
August 31, 2011, the Fund had net short-term capital loss carryforwards of approximately $28,000, which are available to offset future realized gains.

6. Borrowings

The Fund relies upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the
Fund because it is an investment company in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2011, or at any time during the period then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

22

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2011

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Fund, which collectively represent a significant portion of the Fund’s assets.

Significant shareholder transactions, if any, may impact the Fund’s performance.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these securities are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”.
Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

AUGUST 31, 2011

J.P. MORGAN INCOME FUNDS

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of JPMorgan Trust I and Shareholders of JPMorgan Floating Rate
Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Floating Rate Income Fund (a separate fund of JPMorgan Trust I) (hereafter referred to as the “Fund”) at August 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for the period June 1, 2011 (commencement of operations) through August 31, 2011, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United
States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

October 28, 2011

24

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2011

TRUSTEES

(Unaudited)

The
Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at
www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Fund (1)

Principal Occupations During Past 5 Years

Number of Portfolios in Fund Complex Overseen by Trustee (2)

Other Directorships Held Outside Fund Complex During Past 5 Years

Independent Trustees

William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 1987.

Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000-2001); Vice President and Treasurer, Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).

155

None.

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.

Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).

155

Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present).

Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.

Chancellor, City University of New York (1999-present); President, Adelphi University (New York) (1998-1999).

155

Director, New Plan Excel (NXL) (1999-2005); Director, National Financial Partners (NFP) (2003-2005); Director, Bronx-Lebanon Hospital Center; Director, United Way of New York City
(2002-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.

Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).

155

None.

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.

Self-employed business consultant (2002-present).

155

Director, Center for Communication, Hearing, and Deafness (1990-present).

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.

Vice President of Administration and Planning, Northwestern University (1985-present).

155

Trustee, Carleton College (2003-present).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.

Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).

155

Director, Radio Shack Corp. (1987-2008); Trustee, Stratton Mountain School (2001-present).

Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.

Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).

155

Trustee, American University in Cairo (1999-present); Trustee, Carleton College (2002-2010).

Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage J.P. Morgan Funds since 1987.

Chairman, Joe Pietryka, Inc. (formerly Lumelite Corporation) (plastics manufacturing) (2003-present); Chairman and Chief Executive Officer, Lumelite Corporation
(1985-2002).

155

Trustee, Morgan Stanley Funds (105 portfolios) (1992-present).

AUGUST 31, 2011

J.P. MORGAN INCOME FUNDS

25

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Fund (1)

Principal Occupations During Past 5 Years

  Number of Portfolios in Fund
 Complex Overseen   by Trustee
(2)

Other Directorships Held Outside Fund Complex During Past 5 Years

Independent Trustees (continued)

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.

Consultant (2000-present); Advisor, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments,
Eli Lilly and Company (pharmaceuticals) (1988-1999).

155

Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Orchestra Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.

Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).

155

None.

Interested Trustees

Frankie D. Hughes** (1952), Trustee of Trust since 2008.

Principal and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-present).

155

Trustee, The Victory Portfolios (2000-2008).

Leonard M. Spalding, Jr.*** (1935); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 1998.

Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989-1998); President and Chief Executive Officer, Vista Capital Management (investment management)
(1990-1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990-1998).

155

Director, Glenview Trust Company, LLC (2001-present); Trustee, St. Catharine College (1998-present); Trustee, Bellarmine University (2000-present); Director, Springfield-Washington
County Economic Development Authority (1997-present); Trustee, Catholic Education Foundation
(2005-present).

(1)
Each Trustee serves for an indefinite term, subject to the Trust’s current retirement policy, which is age 75 for all Trustees, except that the Board has determined
Messrs. Reid and Spalding should continue to serve until December 31, 2012.

(2)
A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (155 funds).

*
Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate
Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Funds’ investment advisor, is a wholly-owned subsidiary of
JPMorgan Chase & Co. Three other members of the Board of Trustees of Northwestern University are executive officers of registered investment advisors (not affiliated with JPMorgan) that are under common control with subadvisors to certain J.P. Morgan Funds.

**
Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

***
Mr. Spalding is treated as an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

26

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2011

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)

Principal Occupations During Past 5 Years

Patricia A. Maleski (1960), President and Principal Executive Officer (2010)

Managing Director, J.P. Morgan Investment Management Inc. and Chief Administrative Officer, J.P. Morgan Funds and Institutional Pooled
Vehicles since 2010; previously, Treasurer and Principal Financial Officer of the Trusts from 2008 to 2010; previously, Head of Funds Administration and Board Liaison, J.P. Morgan Funds prior to 2010. Ms. Maleski has been with JPMorgan Chase &
Co. since 2001.

Joy C. Dowd (1972), Treasurer and Principal Financial Officer (2010)

Assistant Treasurer of the Trusts from 2009 to 2010; Executive Director, JPMorgan Funds Management, Inc. from February 2011; Vice
President, JPMorgan Funds Management, Inc. from December 2008 to February 2011; prior to joining JPMorgan Chase, Ms. Dowd worked in MetLife’s investments audit group from 2005 through 2008, and Vice President of Credit Suisse, in the audit area from 1999 through 2005.

Frank J. Nasta (1964), Secretary (2008)

Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman &
Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)

Managing Director, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co.
since 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)

Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for privacy, personal trading and Code of Ethics compliance since 2004. Mr. Gulinello has been with JPMorgan Chase & Co. since 1972.

  Elizabeth A. Davin (1964),   Assistant
Secretary (2005)*

Vice President and Assistant General Counsel, JPMorgan Chase since 2005; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and
Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General
Counsel, JPMorgan Chase from 2005 until February 2011; Associate, Willkie Farr & Gallagher LLP (law firm) from 2002 to 2005.

Carmine Lekstutis (1980) Assistant Secretary (2011)

Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980) Assistant Secretary (2010)

Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Brian L. Duncan (1965), Assistant Treasurer (2008)*

Vice President, JPMorgan Funds Management, Inc. since June 2007; prior to joining JPMorgan Chase, Mr. Duncan worked for Penn Treaty American Corporation as Vice President and
Controller from 2004 through 2007 and Assistant Vice President of Financial Reporting from 2003-2004.

Jeffrey D. House (1972), Assistant Treasurer (2006)*

Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July
2006.

Laura S. Melman (1966), Assistant Treasurer (2006)

Executive Director, JPMorgan Funds Management, Inc. since February 2011, responsible for Taxation; Vice President, JPMorgan Funds
Management, Inc. from August, 2006 to February 2011, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)

Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)

  Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global
Asset Management.

Jeffery Reedy (1973), Assistant Treasurer (2011)*

Vice President, JPMorgan Funds Management, Inc. since February 2006; from April 2005 to February 2006, Associate, J.P. Morgan Funds Management.

The
contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*
The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

AUGUST 31, 2011

J.P. MORGAN INCOME FUNDS

27

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period,
March 1, 2011, and continued to hold your shares at the end of the reporting period, August 31, 2011.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

  Beginning
 Account Value,
March 1, 2011

  Ending
 Account Value,
August 31, 2011

  Expenses
 Paid During
March 1, 2011 to August 31, 2011

  Annualized
 Expense
Ratio

Floating Rate Income Fund

Class A

Actual*

$
1,000.00

$
945.70

$
2.30

0.95
%

Hypothetical**

1,000.00

1,020.42

4.84

0.95

Class C

Actual*

1,000.00

944.50

3.59

1.48

Hypothetical**

1,000.00

1,017.74

7.53

1.48

Select Class

Actual*

1,000.00

946.00

1.75

0.72

Hypothetical**

1,000.00

1,021.58

3.67

0.72

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 91/365 (to reflect the actual period). Actual Expenses reflect a beginning account value as of June 1, 2011 (commencement of operations).

**
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

28

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2011

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering approvals of initial advisory agreements for new funds. At their February 2011 in person meeting, the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the
1940 Act) of any party to the initial advisory agreement or any of their affiliates (“Independent Trustees”), approved the initial investment advisory agreement (the “New Advisory Agreement”) for the JPMorgan Floating Rate Income
Fund (the “Fund”).

In connection with the approval of the New Advisory Agreement, the Trustees reviewed written materials prepared by the Advisor and received oral presentations from Advisor personnel. Prior to voting, the Trustees reviewed the proposed approval of the New Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent
Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approval in an executive session with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the New Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Advisor from the Fund under the New Advisory Agreement was fair and reasonable and that the initial approval of the New Advisory Agreement was in the best interests of the Fund and its potential shareholders.

The factors summarized below were
considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

In connection with the approval of the New Advisory Agreement, the Trustees considered the materials furnished specifically in connection with this approval item, as well as other relevant information furnished throughout the year and the Trustees’ experience with the Advisor and its services. The Trustees considered the background and experience of the Advisor’s senior management and investment personnel, as

well as the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Trustees also considered the investment strategy and investment process for the Fund, and the infrastructure supporting the portfolio management team. In addition, the Trustees considered information about the structure and distribution strategy of the Fund, how it fits within the J.P. Morgan Funds lineup, and how it will be positioned against identified peers.

The Board of Trustees also considered its knowledge of the
nature and quality of the services provided by the Advisor to the J.P. Morgan Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the J.P. Morgan Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the
Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the J.P. Morgan Funds.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the
Advisor.

Fall-Out Benefits

The
Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the J.P. Morgan Funds. The Board considered that the Advisor does not currently intend to use third-party soft dollar arrangements with respect to securities transactions it executes for the Fund.

The Trustees also
considered that JPMorgan Funds Management, Inc. (“JPMFM”) and JPMorgan Distribution Services, Inc. (“JPMDS”), affiliates of the Advisor, will earn fees from the Fund for providing administrative and shareholder services. The
Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services. The Trustees also considered that any fall-out benefits would be comparable to those related to the other actively managed funds in the complex and were consistent with the approval of the investment advisory agreement.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for the
Fund does not contain breakpoints. The Trust-

AUGUST 31, 2011

J.P. MORGAN INCOME FUNDS

29

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

ees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Advisor, and that the Fund would benefit from that breakpoint. With regard to the New Advisory
Agreement, the Trustees found that, with the adoption of a voluntary fee waiver and contractual cap on total expenses, shareholders would benefit from expected economies of scale that would be expected to result from growth of assets before that growth occurred.

Investment Performance

The Trustees considered the Fund’s investment strategy and process, portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate that will be paid by the Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements proposed for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Trustees noted that the Fund’s estimated net advisory fees and total expenses, which were considered on a class by class basis, were in line with identified peer funds. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

30

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2011

Rev. January 2011

FACTS

WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal
information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we
do.

What?

The types of
personal information we collect and share depend on the product or service you have with us. This information can include:

¡Social Security number and account balances

¡transaction history and account transactions

¡checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal
information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information

Does
J.P. Morgan Funds share?

Can you limit this sharing?

  For our everyday business purposes
– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus

Yes

No

  For marketing purposes —
to offer our products and services to you

Yes

No

For joint marketing with other financial companies

No

We don’t share

  For our affiliates’ everyday business
purposes — information about your transactions and experiences

No

We don’t share

  For our affiliates’ everyday business
purposes — information about your creditworthiness

No

We don’t share

For nonaffiliates to market to you

No

We don’t share

Questions?

Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are

Who is providing this notice?

J.P. Morgan Funds

What we do

How does J.P. Morgan Funds protect my personal
information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.

  How does J.P.
Morgan   Funds collect my personal
information?

We collect your personal information, for
example, when you:

¡open an account or provide contact information

¡give us your account information or pay us by check

¡make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit
only

¡sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡affiliates from using your information to market to you

¡sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates

  Companies related by common ownership or
control. They can be financial and nonfinancial companies.       ¡J.P. Morgan Funds does not share
with our affiliates.

Nonaffiliates

  Companies not related by common ownership or
control. They can be financial and nonfinancial companies.       ¡J.P. Morgan Funds does not share
with nonaffiliates so they can market to you.

Joint Marketing

  A formal agreement between nonaffiliated
financial companies that together market financial products or services to you.       ¡J.P. Morgan Funds doesn’t
jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings
for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan
Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the
Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is
available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase &
Co., 2011. All rights reserved. August 2011.

AN-FRI-811

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the
report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics
that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The
Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the
registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent”
for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C.
80a-2(a)(19)).

The audit committee financial expert is William Armstrong. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2011 – $132,400

2010 – N/A – Funds commenced in fiscal
year 2011.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2011 – $9,800

2010 – N/A – Funds commenced in fiscal year 2011.

Audit-related fees consist
of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2011 – $23,550

2010 – N/A – Funds commenced in fiscal
year 2011.

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended August 31, 2011 and 2010, respectively.

For the last fiscal year, no tax fees
were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All
Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2011 – Not applicable

2010 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval
policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee
Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval
Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The
Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee

adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the
Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit
Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
Regulation S-X.

2011 – 0.0%

2010 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

None.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate
non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant for the last two calendar year ends were:

2010 – N/A – Funds commenced in fiscal year 2011.

2009 –
N/A – Funds commenced in fiscal year 2011.

These amounts also include the aggregate non audit fees billed by the Independent
Registered Public Accounting firm for services rendered to J.P. Morgan Chase & Co. (“JPMC”) and certain related entities.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED
REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the
Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N- CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule
30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits
listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or
amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the
Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule
23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each
principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications
pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:

/s/    PATRICIA A.
MALESKI

Patricia A. Maleski

President and Principal Executive Officer

November 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/    PATRICIA A.
MALESKI

Patricia A. Maleski

President and Principal Executive Officer

November 7, 2011

By:

/s/    JOY C.
DOWD

Joy C. Dowd

Treasurer and Principal Financial Officer

November 7, 2011